Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 20,008	¥ 19,982
Investments in subsidiaries and affiliates	25,243	36,189
Valuation of financial instruments	71,806	61,249
Accrued pension and severance costs	29,711	20,967
Other accrued expenses and provisions	44,803	76,578
Operating losses	369,286	340,780
Other	9,213	5,587
Gross deferred tax assets	570,070	561,332
Less-Valuation allowances	(444,916)	(422,280)	¥ (519,492)	¥ (543,489)
Total deferred tax assets	125,154	139,052
Deferred tax liabilities
Investments in subsidiaries and affiliates	133,936	127,041
Valuation of financial instruments	41,770	43,985
Undistributed earnings of foreign subsidiaries	2,039	1,137
Valuation of fixed assets	10,109	4,524
Other	6,843	3,342
Total deferred tax liabilities	194,697	180,029
Net deferred tax assets (liabilities)	¥ (69,543)	¥ (40,977)